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TYPE						13F-HR
PERIOD						09/30/2010
FILER


UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended:	September 30, 2010
Check here if Amendment [ x ]; Amendment Number: 1

This Amendment (Check only one.):	[x] is a restatement.
						[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		The Swarthmore Group, Inc.
Address:	1717 Arch Street
		Suite 3810
		Philadelphia, PA  19103
13F File Number: 28-5724

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Paula Mandle
Title:	CEO
Phone:	215-557-9300
Signature, Place, and Date of Signing:
Paula Mandle	Philadelphia, Pennsylvania	October 13, 2010

Report Type (Check only one.):
[ X  ]	13F HOLDINGS REPORT.
[    ]	13F NOTICE.
[    ]	13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:


FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		63
Form 13F Information Table Value Total:		620960
List of Other Included Managers:
  No. 13F File Number		Name

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

AFLAC Inc                      COM              001055102    12404 239875.00 SH      Sole                239875.00
Agilent Technologies Inc       COM              00846U101     2866 85875.00 SH       Sole                 85875.00
Air Prods & Chems Inc          COM              009158106    19042 229925.00 SH      Sole                229925.00
Altera Corporation             COM              021441100    11186 370875.00 SH      Sole                370875.00
Amphenol Corp Cl-A             COM              032095101    15592 318325.00 SH      Sole                318325.00
Apple Inc                      COM              037833100     7484 26375.00 SH       Sole                 26375.00
Avon Products                  COM              054303102     5130 159775.00 SH      Sole                159775.00
Baker Hughes Inc               COM              057224107     3545 83225.00 SH       Sole                 83225.00
Bank of Hawaii Corp            COM              062540109      375  8350.00 SH       Sole                  8350.00
Bard C R Inc                   COM              067383109    16634 204276.00 SH      Sole                204276.00
Becton Dickinson & Co          COM              075887109     3372 45500.00 SH       Sole                 45500.00
BlackRock, Inc.                COM              09247x101     5031 29550.00 SH       Sole                 29550.00
Celgene Corporation            COM              151020104    17974 312000.00 SH      Sole                312000.00
Cisco Systems Inc              COM              17275R102    17943 819299.00 SH      Sole                819299.00
Clorox Company                 COM              189054109    14883 222940.00 SH      Sole                222940.00
Cognizant Tec Solutions        COM              192446102     7333 113750.00 SH      Sole                113750.00
Conocophillips                 COM              20825C104    10863 189150.00 SH      Sole                189150.00
Cooper Industries Inc          COM              g24140108     8917 182250.00 SH      Sole                182250.00
Discovery Communications -A    COM              25470f104    13355 306650.00 SH      Sole                306650.00
Dover Corp                     COM              260003108    11048 211600.00 SH      Sole                211600.00
Eaton Corp                     COM              278058102     5253 63675.00 SH       Sole                 63675.00
EMC Corp/Mass                  COM              268648102     7622 375300.00 SH      Sole                375300.00
Emerson Electric Co            COM              291011104    17656 335276.00 SH      Sole                335276.00
Exxon Mobil Corporation        COM              30231G102     2531 40954.00 SH       Sole                 40954.00
Family Dollar Stores           COM              307000109     4685 106100.00 SH      Sole                106100.00
General Mills                  COM              370334104    13882 379900.00 SH      Sole                379900.00
Genzyme Corp - Genl Division   COM              372917104     1423 20100.00 SH       Sole                 20100.00
Google Inc - Class A           COM              38259P508    18421 35035.00 SH       Sole                 35035.00
Hewlett Packard Co             COM              428236103    14294 339775.00 SH      Sole                339775.00
Home Depot, Inc                COM              437076102     5159 162850.00 SH      Sole                162850.00
J.P. Morgan Chase & Company    COM              46625H100    12213 320875.00 SH      Sole                320875.00
Kohls Corp                     COM              500255104     9173 174125.00 SH      Sole                174125.00
Medco Health Solutions Inc     COM              58405u102     5457 104825.00 SH      Sole                104825.00
Metlife Inc                    COM              59156r108    17825 463600.00 SH      Sole                463600.00
Mylan Inc                      COM              628530107    11782 626375.00 SH      Sole                626375.00
National Oilwell Varco         COM              637071101    18624 418800.00 SH      Sole                418800.00
Netapp Inc                     COM              64110d104    13637 273900.00 SH      Sole                273900.00
Nike Inc Cl B                  COM              654106103    13664 170500.00 SH      Sole                170500.00
Norfolk Southern Corp          COM              655844108     6005 100900.00 SH      Sole                100900.00
Oracle Corporation             COM              68389X105    20133 749825.00 SH      Sole                749825.00
Pepsico Inc                    COM              713448108    19185 288750.00 SH      Sole                288750.00
Pharmaceutical Product Develop COM              717124101    12852 518450.00 SH      Sole                518450.00
Price T Rowe Group Inc         COM              74144T108    10104 201824.00 SH      Sole                201824.00
Priceline Com Inc.             COM              741503403     4389 12600.00 SH       Sole                 12600.00
Procter & Gamble               COM              742718109     6072 101250.00 SH      Sole                101250.00
Qualcomm Inc.                  COM              747525103     6859 151975.00 SH      Sole                151975.00
Quest Diagnostics              COM              74834L100     1438 28500.00 SH       Sole                 28500.00
Roper Industries Inc           COM              776696106    12850 197150.00 SH      Sole                197150.00
Steel Dynamics Inc             COM              858119100     8156 578050.00 SH      Sole                578050.00
Sysco Corp                     COM              871829107     5004 175450.00 SH      Sole                175450.00
Target Corp                    COM              87612e106     5947 111275.00 SH      Sole                111275.00
Thermo Fisher Scientific Inc   COM              883556102     3270 68300.00 SH       Sole                 68300.00
Time Warner Inc                COM              887317303     5311 173275.00 SH      Sole                173275.00
U S Bancorp                    COM              902973304    10965 507175.00 SH      Sole                507175.00
Ultra Petroleum                COM              903914109    10118 241025.00 SH      Sole                241025.00
United Parcel Service - Cl B   COM              911312106    16367 245425.00 SH      Sole                245425.00
VF Corp                        COM              918204108    19556 241375.00 SH      Sole                241375.00
Vulcan Materials Co            COM              929160109      700 18960.00 SH       Sole                 18960.00
Wal-Mart Stores Inc            COM              931142103      937 17500.00 SH       Sole                 17500.00
Waste Mgmt Inc                 COM              94106L109     5783 161800.00 SH      Sole                161800.00
Waters Corp                    COM              941848103    12983 183425.00 SH      Sole                183425.00
Westar Energy Inc.             COM              95709t100    14980 618250.00 SH      Sole                618250.00
Yum! Brands,Inc                COM              988498101     2718 59000.00 SH       Sole                 59000.00


REPORT SUMMARY			63 DATA RECORDS		     620960     0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED

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